As filed with the Securities and Exchange Commission on October 20, 2014.
Securities Act Registration No. 333-173849
Investment Company Act File No. 811-22553

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

 ☒  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒   Pre-Effective Amendment No. 5
 ☐  Post-Effective Amendment No.

and

☒  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒   Amendment No. 5

Miller/Howard High Income Equity Fund

(Exact name of Registrant as Specified in Charter)

324 Upper Byrdcliffe Road
Woodstock, NY 12498

 (Address of Principal Executive Offices)

(845) 679-9166

 (Registrant’s Telephone Number, including Area Code)

Annemarie Gilly
Miller/Howard Investments, Inc.
324 Upper Byrdcliffe Road
Woodstock, NY 12498

 (Name and address of Agent for Service)

COPY TO:
Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York NY 10022
(212) 848-4000

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-173849) of Miller/Howard High Income Equity Fund (the “Registration Statement”) is being filed solely for the purpose of filing an exhibit to the Registration Statement. Accordingly, this Pre-Effective Amendment No. 5 consists only of a facing page, this explanatory note, Part C of the Registration Statement, and exhibits (2)(a)(iii) and (2)(b)(ii) filed pursuant to Item 25 of the Registration Statement. This Pre-Effective Amendment No. 5 does not modify any other part of the Registration Statement. This Pre-Effective Amendment No. 5 will become effective when declared effective pursuant to Section 8(c) of the Securities Act of 1933. The contents of the Registration Statement are hereby incorporated by reference.

Part C:

Other Information

Item 25.  Financial Statements and Exhibits.

(1) Financial Statements:

As the Fund has no assets, financial statements are omitted from this Registration Statement.

(2) Exhibits:

(2)(a)(i) Declaration of Trust.  Previously filed as Exhibit (2)(a) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on May 2, 2011.*

(2)(a)(ii) First Amendment to Declaration of Trust.  Previously filed as Exhibit (2)(a)(ii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on October 7, 2014.*

(2)(a)(iii) Second Amendment to Declaration of Trust. (filed herewith)

(2)(b)(i) Bylaws.  Previously filed as Exhibit (2)(b) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on October 7, 2014.*

(2)(b)(ii) Amendment to Bylaws. (filed herewith)

(2)(c) Not Applicable.

(2)(d) Portions of the Declaration of Trust and Bylaws of the Fund defining the rights of holders of common shares of the Fund.  See Items 25(2)(a) and (b).

(2)(e) Form of Dividend Reinvestment Plan.  To be filed by amendment.

(2)(f) Not Applicable.

(2)(g) Form of Investment Advisory Agreement.  Previously filed as Exhibit (2)(g) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on October 7, 2014.*

(2)(h)(i) Form of Underwriting Agreement.  To be filed by amendment.

(2)(h)(ii) Form of Master Agreement Among Underwriters.  To be filed by amendment.

(2)(h)(iii) Form of Standard Dealer Agreement.  To be filed by amendment.

(2)(h)(iv) Form of Structuring Fee Agreement.  To be filed by amendment.

(2)(i) Not Applicable.

(2)(j) Form of Custodian Agreement.  To be filed by amendment.

(2)(k)(1) Form of Administrative Services Agreement.  To be filed by amendment.

(2)(k)(2) Form of Transfer Agency Agreement.  To be filed by amendment.

(2)(l) Opinion and Consent of Counsel.  To be filed by amendment.

(2)(m) Not Applicable.

(2)(n) Consent of Auditors.  To be filed by amendment.

(2)(o) Not Applicable.

(2)(p) Subscription Agreement for Initial Capital.  To be filed by amendment.

(2)(q) Not Applicable.

(2)(r) Code of Ethics of the Fund and the Investment Advisor.  To be filed by amendment.

(2)(s) Power of Attorney.  Previously filed as Exhibit (2)(s) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on July 29, 2011 and October 7, 2014.*

*  Incorporated herein by reference.

Item 26.  Marketing Arrangements.

To be filed by amendment.

Item 27.  Other Expenses of Issuance and Distribution.

All figures are estimates:

Registration fees	[$_____]

Blue Sky fees and expenses	[$_____]

Accounting fees and expenses	[$_____]

Legal fees and expenses	[$_____]

Printing expenses	[$_____]

Offering expenses	[$_____]

Miscellaneous	[$_____]

Total	[$_____]

Item 28.  Persons Controlled by or Under Common Control.

None.

Item 29.  Number of Holders of Securities.

Title of Class:	Number of Record Holders, as of [date], 2014:

Common Share ($.001 par value)	[ __ ]

Item 30.  Indemnification.

Declaration of Trust, Bylaws, Advisory Agreement, and Underwriting Agreement provisions to be provided by amendment.

Item 31.  Business and Other Connections of Investment Advisor.

To be provided by amendment.

Item 32.  Location of Accounts and Records.

Certain required books and records are maintained by the Fund or the Investment Advisor at 324 Upper Byrdcliffe Rd., Woodstock, NY, 12498.  The other accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act, and the rules promulgated thereunder, are kept by the Fund or its custodian, transfer agent or administrator.

Item 33.  Management Services.

Not Applicable.

Item 34.  Undertakings.

1.  The Fund undertakes to suspend the offering of common shares until the Prospectus is amended, if (1) subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of this Registration Statement; or (2) its net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

2.  Not applicable.

3.  Not applicable.

4.  Not applicable.

5.  The Fund undertakes that:

(a)  for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A under the Securities Act and contained in a form of prospectus filed by the Fund under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)  for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.  Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has caused this Registration Statement to be signed on its behalf by the undersigned duly authorized person, in Woodstock, New York, on the 20th day of October, 2014.

Miller/Howard High Income Equity Fund

By:	/s/ Lowell G. Miller

	Name:	Lowell G. Miller

	Title:	President of the Fund

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lowell G. Miller	President (Principal Executive Officer) and Trustee	October 20, 2014
(Lowell G. Miller)

/s/ Roger Conrad*	Trustee	October 20, 2014
(Roger Conrad)

/s/ Annemarie Gilly	Chief Operating Officer, Executive Vice President, Secretary and Trustee	October 20, 2014
(Annemarie Gilly)

/s/ Charles I. Leone*	Trustee	October 20, 2014
(Charles I. Leone)

/s/ Mamak Shahbazi*	Trustee	October 20, 2014
(Mamak Shahbazi)

/s/ James E. Hillman*	Trustee	October 20, 2014
(James E. Hillman)

/s/ Paul Brook	Treasurer (Principal Financial and Accounting Officer)	October 20, 2014
(Paul Brook)

*   This filing has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

/s/ Annemarie Gilly	Attorney-in-Fact
(Annemarie Gilly)

Exhibit Index

Exhibit	Description
Item 25(2)(a)(iii)	Second Amendment to Declaration of Trust
Item 25(2)(b)(ii)	Amendment to Bylaws